Long-term debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long-term debt
Long-term debt

	December 31,
(Millions of dollars)	2012	2011	2010
Machinery and Power Systems:
Notes—Floating Rate (Three-month USD LIBOR plus 0.17%) due 2013	$—	$750	$—
Notes—1.375% due 2014	750	750	—
Notes—5.700% due 2016	508	510	512
Notes—3.900% due 2021	1,245	1,245	—
Notes—5.200% due 2041	757	1,247	—
Debentures—7.000% due 2013	—	350	350
Debentures—0.950% due 2015	500	—	—
Debentures—1.500% due 2017	499	—	—
Debentures—7.900% due 2018	899	899	899
Debentures—9.375% due 2021	120	120	120
Debentures—2.600% due 2022	498	—	—
Debentures—8.000% due 2023	82	82	82
Debentures—6.625% due 2028	193	299	299
Debentures—7.300% due 2031	241	349	349
Debentures—5.300% due 2035 [1]	208	206	205
Debentures—6.050% due 2036	459	748	748
Debentures—8.250% due 2038	65	248	248
Debentures—6.950% due 2042	160	250	249
Debentures—3.803% due 2042 [2]	1,149	—	—
Debentures—7.375% due 2097	244	297	297
Capital lease obligations	73	46	81
Other	16	19	66
Total Machinery and Power Systems	8,666	8,415	4,505
Financial Products:
Medium-term notes	18,036	15,701	14,993
Other	1,050	828	939
Total Financial Products	19,086	16,529	15,932
Total long-term debt due after one year	$27,752	$24,944	$20,437

[1] Debentures due in 2035 have a face value of $307 million and an effective yield to maturity of 8.55%.
[2] Debentures due in 2042 have a face value of $1,722 million and an effective yield to maturity of 6.29%.

All outstanding notes and debentures are unsecured and rank equally with one another.

On June 26, 2012 we issued $500 million of 0.950% Senior Notes due 2015, $500 million of 1.500% Senior Notes due 2017, and $500 million of 2.600% Senior Notes due 2022.

On August 15, 2012 and August 27, 2012, we exchanged $1.72 billion of newly issued 3.803% Debentures due 2042 and $179 million of cash for $1.33 billion of several series of our outstanding debentures of varying interest rates and maturity dates. This exchange met the requirements to be accounted for as a debt modification.

On May 24, 2011, we issued $500 million of Floating Rate Senior Notes (Three-month USD LIBOR plus 0.10%) due in 2012 and $750 million of Floating Rate Senior Notes (Three-month USD LIBOR plus 0.17%) due in 2013. The interest rates for the Floating Rate Senior Notes will be reset quarterly. We also issued $750 million of 1.375% Senior Notes due in 2014, $1.25 billion of 3.900% Senior Notes due in 2021, and $1.25 billion of 5.200% Senior Notes due in 2041.

We may redeem the 1.375%, 5.700%, 3.900% and 5.200% notes and the 6.625%, 7.300%, 5.300%, 6.050%, 6.950% and 7.375% debentures in whole or in part at our option at any time at a redemption price equal to the greater of 100% of the principal amount or the sum of the present value of the remaining scheduled payments of principal and interest of the notes or debentures to be redeemed. We may redeem some or all of the 0.950% debentures and the 1.500% debentures at our option at any time, and some or all of the 2.600% debentures at any time prior to March 26, 2022 (three months prior to the maturity date of the 2022 debentures), in each case at a redemption price equal to the greater of 100% of the principal amount of the notes being redeemed or at the discounted present value of the notes, calculated in accordance with the terms of the relevant notes. We may redeem some or all of the 3.803% debentures at any time at a redemption price equal to the greater of 100% of the principal amount of the debentures being redeemed or at a make-whole price calculated in accordance with the terms of the debentures. The terms of other notes and debentures do not specify a redemption option prior to maturity.

Cat Financial's medium term notes are offered by prospectus and are issued through agents at fixed and floating rates. These notes have a weighted average interest rate of 3.2% with remaining maturities up to 10 years at December 31, 2012.

The aggregate amounts of maturities of long-term debt during each of the years 2013 through 2017, including amounts due within one year and classified as current, are:

	December 31,
(Millions of dollars)	2013	2014	2015	2016	2017
Machinery and Power Systems	$1,113	$762	$507	$533	$505
Financial Products	5,991	6,559	4,648	2,027	2,693
	$7,104	$7,321	$5,155	$2,560	$3,198

Interest paid on short-term and long-term borrowings for 2012, 2011 and 2010 was $1,404 million, $1,208 million and $1,247 million, respectively.

Please refer to Note 17 and Table III for fair value information on long-term debt.